Note 10 - Net Loss Per Share Data (Details Textual) - shares shares in Millions	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20.4	18.3